ACQUISITIONS AND DIVESTITURES - Business Combination of Newmont (Details) $ in Millions			3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2020	Mar. 10, 2019	Sep. 30, 2019 USD ($) $ / bbl	Jun. 30, 2020 Rate	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	16.00%
Proportion of ownership interest in subsidiary						100.00%
Remeasurement of Turquoise Ridge to fair value (note 4)						$ 0	$ (1,886)
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination						$ 0	18
Turquoise Ridge
Disclosure of detailed information about business combination [line items]
Proportion of ownership in joint operation | Rate				75.00%
Remeasurement of Turquoise Ridge to fair value (note 4)			$ 1,900
Barrick Nevada Mines [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary | Rate				100.00%
Nevada Gold Mines
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests						38.50%
Proportion of ownership interest in subsidiary						61.50%
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / bbl			1,300
Newmont [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		61.50%
Proportion of ownership interests held by non-controlling interests		38.50%
Non-controlling interest in acquiree recognised at acquisition date			$ 1,645					$ 2,440
Revenue of acquiree since acquisition date					$ 1,184
Profit (loss) of acquiree since acquisition date					$ 322
Revenue of combined entity as if combination occurred at beginning of period							10,745
Profit (loss) of combined entity as if combination occurred at beginning of period							4,500
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							$ 30